UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

John Hancock California Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Municipal Bonds 98.73%				$254,155,078

(Cost $262,896,014)

California 89.03%

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08/15/38	$1,000,000	908,340
ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08/01/39	1,000,000	1,005,130
Anaheim Certificates of Participation
Convention Center (D)(P)	11.473	07/16/23	2,000,000	2,015,400
Anaheim Public Financing Authority
Public Improvement Project, Series C (D)	Zero	09/01/18	3,000,000	2,105,130
Antioch Public Financing Authority, Series B	5.850	09/02/15	1,365,000	1,374,132
Belmont Community Facilities
Library Project, Series A (D)	5.750	08/01/24	1,000,000	1,057,290
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06/01/35	1,765,000	1,367,699
California County Tobacco Securitization Agency
Kern County Corp., Series A	6.125	06/01/43	5,000,000	3,806,250
California County Tobacco Securitization Agency
Public Improvements	5.250	06/01/21	5,000,000	4,408,050
California County Tobacco Securitization Agency
Stanislaus Funding, Series A	5.500	06/01/33	915,000	745,332
California Educational Facilities Authority
College and University Financing Project	5.000	02/01/26	4,525,000	3,574,071
California Educational Facilities Authority
Woodbury University	5.000	01/01/25	1,800,000	1,555,830
California Educational Facilities Authority
Woodbury University	5.000	01/01/30	2,000,000	1,629,740
California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04/01/39	2,500,000	2,159,075
California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07/01/23	1,000,000	1,006,310
California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10/01/33	1,000,000	1,087,810
California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11/15/36	1,000,000	868,510
California Infrastructure & Economic Development Bank
California Independent System Operator, Series A	6.250	02/01/39	2,000,000	2,067,160
California Infrastructure & Economic Development Bank
J. David Gladstone Institute Project	5.250	10/01/34	1,000,000	857,660
California Infrastructure & Economic Development Bank
Kaiser Hospital Association, Series A	5.550	08/01/31	3,000,000	2,865,870
California Infrastructure & Economic Development Bank
Performing Arts Center	5.000	12/01/27	500,000	485,055
California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11/01/23	2,000,000	1,987,880
California State Public Works Board
Department of Corrections, Series A (D)	5.000	12/01/19	5,000,000	5,077,500
California State Public Works Board
Department of Corrections, Series C	5.500	06/01/18	5,000,000	5,255,100
California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	2,000,000	2,027,700
California State University Revenue
College and University Revenue, Series A	5.250	11/01/34	1,000,000	958,110

1

John Hancock California Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate	date	Par value	Value

California (continued)

California Statewide Communities Development Authority
American Baptist Homes West	6.250	10/01/39	$2,000,000	$1,873,900
California Statewide Communities Development Authority
Senior Living of Southern California	7.250	11/15/41	1,700,000	1,774,392
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A	7.250	10/01/38	2,000,000	2,009,640
California Statewide Communities Development Authority
University of California - Irvine	5.750	05/15/32	1,230,000	1,162,276
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05/01/37	2,500,000	1,910,775
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05/01/37	4,000,000	3,057,240
Capistrano Unified School District
No. 90-2 Talega	6.000	09/01/33	750,000	683,753
Capistrano Unified School District
No. 90-2 Talega	5.875	09/01/23	500,000	500,745
Center Unified School District, Series C (D)	Zero	09/01/16	2,145,000	1,707,248
Chula Vista Redevelopment Agency, Series B	5.250	10/01/27	1,250,000	1,011,913
Cloverdale Community Development Agency	5.500	09/01/38	3,000,000	2,202,000
Contra Costa County Public Financing Authority, Series A (D)	5.000	06/01/28	1,230,000	1,180,443
Corona Community Facilities District No. 97-2	5.875	09/01/23	1,095,000	1,072,717
East Side Union High School District-Santa Clara County (D)	5.250	09/01/24	2,500,000	2,633,775
Folsom Public Financing Authority, Series B	5.125	09/01/26	1,000,000	859,020
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01/15/25	6,615,000	2,240,104
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01/15/36	30,000,000	3,961,500
Fresno Sewer Revenue, Series A-1 (D)	5.250	09/01/19	1,000,000	1,097,500
Fullerton Community Facilities District No: 1	6.200	09/01/32	1,000,000	1,015,190
Golden State Tobacco Securitization Corp.
Escrowed to Maturity, Series 2003 A-1	6.250	06/01/33	2,185,000	2,374,265
Golden State Tobacco Securitization Corp.
Series A (D)	5.000	06/01/35	10,000,000	8,437,500
Inglewood Unified School District
School District (D)	5.250	10/15/26	5,000,000	5,138,050
Irvine Mobile Home Park Revenue
Meadow Mobile Home Park, Series A	5.700	03/01/28	3,975,000	3,593,758
Kern County, Capital Improvements Project, Series A (D)	5.750	08/01/35	1,000,000	1,009,440
Laguna-Salada Union School District, Series C (D)	Zero	08/01/26	1,000,000	383,550
Lancaster School District
School Improvements (D)	Zero	04/01/19	1,730,000	1,174,947
Lancaster School District
School Improvements (D)	Zero	04/01/22	1,380,000	729,799
Lee Lake Water District Community Facilities District No: 2
Montecito Ranch	6.125	09/01/27	1,200,000	1,114,764
Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05/15/18	2,660,000	3,069,933
Long Beach Special Tax Community
Community Facilities, District 6	6.250	10/01/26	2,500,000	2,307,975
Los Angeles Community College District
2008 Election, Series A	6.000	08/01/33	4,000,000	4,280,600
Los Angeles Community Facilities District No: 3
No. 3 Cascades Business Park	6.400	09/01/22	655,000	656,448
Los Angeles Department of Water & Power
Electric Power & Light Revenues, Series A-1	5.250	07/01/38	2,000,000	1,979,800
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11/01/39	2,500,000	2,589,400

2

John Hancock California Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate	date	Par value	Value

California (continued)

Modesto Community Facilities District No: 4-1	5.100	09/01/26	$3,000,000	$2,438,880
New Haven Unified School District, Series B (D)	Zero	08/01/22	14,200,000	7,130,672
Northern California Power Agency
California - Oregon Transportation Project, Series A (D)	7.000	05/01/13	100,000	105,790
Orange County Improvement Bond Act 1915, Series B	5.750	09/02/33	1,570,000	1,428,308
Oxnard Community Facilities District: No. 3
Seabridge	5.000	09/01/35	1,495,000	1,132,791
Paramount Unified School District, Series B (D)	Zero	09/01/25	4,735,000	1,886,945
Pasadena California Certificates Participation Refunding Old
Pasadena Parking Facility Project	6.250	01/01/18	700,000	801,598
Rancho Santa Fe Community Services District No: 01	6.700	09/01/30	1,000,000	966,270
Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11/01/36	1,565,000	1,167,177
Riverside County Asset Leasing Corp.
Health, Hospital & Nursing Home Improvements, Series A	6.500	06/01/12	685,000	702,248
San Bernardino County
Capital Facilities Project, Escrowed to Maturity, Series B	6.875	08/01/24	350,000	453,443
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	7,855,000	8,086,565
San Bruno Park School District
School Improvements, Series B (D)	Zero	08/01/21	1,015,000	563,345
San Bruno Park School District
School Improvements, Series B (D)	Zero	08/01/23	1,080,000	517,169
San Diego County Regional Airport Authority	5.000	07/01/30	1,550,000	1,427,132
San Diego County Regional Airport Authority	5.000	07/01/34	1,000,000	908,990
San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03/01/40	1,000,000	883,800
San Diego Redevelopment Agency
City Heights, Series A	5.800	09/01/28	1,395,000	1,241,703
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	1,000,000	929,980
San Diego Redevelopment Agency
Public Improvements, Series B	Zero	09/01/17	1,600,000	1,089,680
San Diego Redevelopment Agency
Public Improvements, Series B	Zero	09/01/18	1,700,000	1,065,509
San Diego Unified School District, Election of 1998, Series A
(D)	Zero	07/01/21	2,500,000	1,437,975
San Francisco City & County Redevelopment Agency
Community Facilities, District No. 6, Series A	6.000	08/01/25	2,500,000	2,395,225
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6, Mission Bay
South, Series A	5.150	08/01/35	1,250,000	969,075
San Francisco City & County Redevelopment Financing
Authority
Mission Bay South Redevelopment, Series D	6.625	08/01/39	1,000,000	985,960
San Francisco City & County Redevelopment Financing
Authority
San Francisco Redevelopment Projects, Series B	6.625	08/01/39	700,000	723,891
San Francisco State Building Authority, Series A	5.000	10/01/13	1,350,000	1,394,118
San Joaquin County
County Administration Building (D)	5.000	11/15/29	2,965,000	2,747,102
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/14	5,000,000	4,813,800
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/22	6,500,000	4,312,685

3

John Hancock California Tax-Free Income Fund
As of 2-28-11 (Unaudited)

		Maturity
	Rate	date	Par value	Value

California (continued)

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01/15/21	$5,000,000	$4,579,150
San Mateo County Joint Power Authority (D)	5.000	07/01/21	1,815,000	1,853,859
Santa Ana Financing Authority
Main Place Project, Series D	5.600	09/01/19	1,000,000	1,000,430
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	1,790,000	2,010,367
Santa Ana Financing Authority
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/24	10,000,000	10,470,900
Santa Fe Springs Community Development Commission
Construction Redevelopment Project, Series A (D)	Zero	09/01/20	1,275,000	703,928
Santaluz Community Facilities District No: 2
Improvement Area No. 1	6.375	09/01/30	1,485,000	1,485,535
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	2,000,000	1,918,760
State of California	5.250	11/01/40	2,000,000	1,907,440
State of California (D)	4.750	04/01/29	6,000,000	5,719,440
State of California
Correctional Facility Improvments	5.000	10/01/29	2,000,000	1,971,340
State of California
Public Improvements	5.125	04/01/23	2,000,000	2,035,500
State of California
Recreation Facilities and School Improvements	6.500	04/01/33	5,000,000	5,424,600
State of California
Water, Utility and Highway Improvements	5.250	03/01/30	2,000,000	2,001,420
Torrance Hospital Revenue
Torrance Memorial Medical Center, Series A	5.500	06/01/31	2,000,000	1,885,680
Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01/01/29	1,000,000	1,046,660
Vallejo Sanitation & Flood Control District (D)	5.000	07/01/19	2,139,000	2,153,716
West Covina Redevelopment Agency
Fashion Plaza	6.000	09/01/22	3,000,000	3,270,930

Puerto Rico 9.70%

Commonwealth of Puerto Rico	6.500	07/01/15	6,000,000	6,569,760
Commonwealth of Puerto Rico, Series A	5.375	07/01/33	1,250,000	1,145,825
Commonwealth of Puerto Rico, Series A	5.000	07/01/23	5,000,000	4,756,246
Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)(P)	11.227	07/01/11	3,900,000	4,051,710
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A (Zero Coupon Steps up to 6.125%
on 7-1-11)	Zero	07/01/24	1,750,000	1,775,515
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series A (D)	5.000	07/01/38	190,000	159,264
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series Z (D)	6.250	07/01/14	3,250,000	3,565,933
Puerto Rico Industrial Tourist Education Medical &
Environment
Authority, Hospital de la Concepcion	6.500	11/15/20	500,000	506,630
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero Coupon Steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,426,220

4

John Hancock California Tax-Free Income Fund
As of 2-28-11 (Unaudited)

	Par value	Value

Short-Term Investments 0.30%		$778,000

(Cost $778,000)

Repurchase Agreement 0.30%
Repurchase Agreement with State Street Corp. dated 2-28-11 at 0.010%
to be repurchased at $778,000 on 3-1-11, collateralized by $795,000
Federal Home Loan Mortgage Corp., 1.250% due 9-30-13 (valued at
$797,981, including interest)	$778,000	778,000

Total investments (Cost $263,674,014)† 99.03%		$254,933,078

Other assets and liabilities, net 0.97%		$2,508,323

Total net assets 100.00%		$257,441,401

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	2.84%
Assured Guarantee Corp.	0.40%
Assured Guaranty Municipal Corp.	7.61%
California Mortgage Insurance	0.36%
Financial Guaranty Insurance Corp.	3.31%
National Public Finance Guarantee Corp.	21.61%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $262,012,808. Net unrealized depreciation aggregated $7,079,730, of which $9,435,910 related to appreciated investment securities and $16,515,640 related to depreciated investment securities.

5

John Hancock California Tax-Free Income Fund
As of 2-28-11 (Unaudited)

The portfolio had the following sector composition as a percentage of total net assets on 2-28-11:

General Obligation Bonds	20%
Revenue Bonds
Facilities	20%
Transportation	11%
Tobacco	10%
Education	7%
Health Care	6%
Water & Sewer	3%
Utilities	2%
Housing	1%
Airport	1%
Pollution	1%
Other Revenue	17%
Short-Term Investments & Other	1%

6

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q3 2/11
4/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: April 19, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2011